Property and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and equipment
	December 31, 2020
	Cost	Accumulated	Net book
	Base	Amortization	value
Survey equipment	$892,637	$676,442	$216,195
Computers and software	1,265,045	1,232,844	32,200
Furniture and other equipment	528,419	513,001	15,419
Leasehold improvements	1,084,573	641,061	443,512
	3,770,674	3,063,348	707,326

	December 31, 2019
	Cost	Accumulated	Net book
	Base	Amortization	value
Survey equipment	$892,637	$646,953	$245,684
Computers and software	1,265,045	1,219,045	46,000
Furniture and other equipment	528,419	509,146	19,273
Leasehold improvements	965,108	598,418	366,690
	3,651,209	2,973,562	677,647